Subsequent events	12 Months Ended
Dec. 31, 2022
Subsequent events [Abstract]
Subsequent events

Note 26 — Subsequent events

(i)	Initial Public Offering

On January 26, 2023, we entered into an underwriting agreement (the “Underwriting Agreement”) with Revere Securities, LLC, as representative of the underwriters named on Schedule 1 thereto (the “Representative”), relating to the Company’s initial public offering (the “Offering”) of 1,500,000 Class B Ordinary Shares (the “Offering Shares”) of the Company, at an Offering price of US$5.00 per share (the “Offering Price”). Pursuant to the Underwriting Agreement, in exchange for the Representative’s firm commitment to purchase the Offering Shares, the Company agreed to sell the Offering Shares to the Representative at a purchase price of US$4.65 (93% of the public offering price per share). The Company also granted the Representative a 45-day over-allotment option to purchase up to an additional 225,000 Class B Ordinary Shares at the Offering Price, representing fifteen percent (15%) of the Class B Ordinary Shares sold in the Offering, from the Company, less underwriting discounts and commissions and a non-accountable expense allowance.

The Offering Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA”. The closing of the Offering took place on January 31, 2023. After deducting underwriting discounts and commissions and non-accountable expense allowance, the Company received net proceeds of approximately US$6,900,000.

The Company also issued the Representative a warrant to purchase up to 105,000 Class B Ordinary Shares (7% of the Class B Ordinary Shares sold in the Offering) (the “Representative’s Warrants”). The Representative’s Warrants are exercisable at any time from July 26, 2023 to July 26, 2028 for US$5.00 per share (100% of the Offering Price per Class B Ordinary Share). The Representative’s Warrants contain customary anti-dilution provisions for share dividends, splits, mergers, and any future issuance of ordinary shares or ordinary shares equivalents at prices (or with exercise and/or conversion prices) below the exercise price. The Representative’s Warrant also contains piggyback registration rights in compliance with FINRA Rule 5110.

The Offering Shares were offered and sold and the Representative’s Warrant was issued pursuant to the Company’s Registration Statement on Form F-1 (File No. 333-268187), as amended (the “Registration Statement”), initially filed with the Commission on November 4, 2022, and declared effective by the Commission on January 26, 2023, and the final prospectus filed with the Commission on January 30, 2023 pursuant to Rule 424(b)(4) of the Securities Act. The Offering Shares, Representative’s Warrant and the Class B Ordinary Shares underlying the Representative’s Warrant were registered as a part of the Registration Statement. The Company intends to use the net proceeds from the Offering to purchase acquisition or management rights of football clubs; continued investment in social impact football; sales and marketing; and working capital and general corporate purposes.

The Underwriting Agreement contained customary representations, warranties and covenants by the Company, customary conditions to closing, indemnification obligations of the Company and the underwriters, including for liabilities under the Securities Act, other obligations of the parties and termination provisions. The representations, warranties and covenants contained in the Underwriting Agreement were made only for purposes of such agreement and as of specific dates were solely for the benefit of the parties to such agreement and may be subject to limitations agreed upon by the contracting parties.

The Company’s officers, directors, and Class A Ordinary Shares shareholders, have agreed, subject to certain exceptions, not to offer, issue, sell, contract to sell, encumber, grant any option for the sale of or otherwise dispose of any ordinary shares or other securities convertible into or exercisable or exchangeable for ordinary shares for a period of 12 months without the prior written consent of the Representative.

(ii)	Entry into a Letter of Intent with Fudbalski Klub Akademija Pandev

On February 13, 2023, we entered into a binding letter of intent (the “Letter of Intent”) with Fudbalski Klub Akademija Pandev, a joint stock company organized under the laws of North Macedonia (“FKAP”), and its sole equity holder, Goran Pandev, our director (the “FKAP Owner”), relating to the acquisition of FKAP by the Company or Brera Milano.

Pursuant to the Letter of Intent, the Company, FKAP and the FKAP Owner will enter into a securities purchase agreement and other documents or agreements (the “Definitive Agreements”) that will be consistent with the Letter of Intent and will describe the terms upon which the Company will acquire from the FKAP Owner a number of shares of the issued and outstanding capital stock or other equity interests of FKAP constituting 90% of the outstanding common shares of FKAP after such acquisition. The Company will pay the FKAP Owner EUR600,000 on the date that the parties enter into the Definitive Agreements. Additionally, for a period of ten years beginning with December 31, 2023, and following each year thereafter until December 31, 2033, the Company shall issue to the FKAP Owner a number of restricted Class B Ordinary Shares of the Company equal to the quotient of the Applicable Net Income Amount (as defined below) divided by the VWAP Per Share (as defined below). For purposes of the Letter of Intent, the “Applicable Net Income Amount” shall be equal to the sum of (i) 15% of the net income actually received by FKAP from players’ transfer market fees received during the applicable year; plus (ii) 15% of the net income actually received by FKAP from Union of European Football Associations prize money paid for access to European qualifying rounds (not including group stages, and only including such rounds) during the applicable year; and “VWAP Per Share” means the average of the daily Volume-Weighted Average Price per share of the Class B Ordinary Shares for each of the ten consecutive trading days beginning on the trading day immediately prior to the measurement date.

The Letter of Intent will automatically terminate, and be of no further force and effect except as provided, upon the earlier of (i) execution of the Definitive Agreements, (ii) mutual agreement between the Company and the FKAP Owner, or (iii) at least ten days’ written notice of termination from one party to the other which may occur no sooner than March 31, 2023. The Letter of Intent contains customary covenants including as to due diligence, exclusivity, and expenses.

(iii)	Entry into a Contract with Tchumene FC Sports Association

On March 17, 2023, we entered into a contract (the “Contract”) with Tchumene FC Sports Association, a football club organized under the laws of Mozambique (“Tchumene FC” or the “Club”), relating to a strategic partnership through the establishment of sponsorship and franchising relationships between us and Tchumene FC.

Pursuant to the Contract, for the 2023 football season, Tchumene FC will be rebranded as “Brera Tchumene FC” with simultaneous modification of its logo and corporate colors. We will determine the Club’s game shirt sponsor, deliver media relating to the Club on its communication channels, manage external media relations, use the Club’s brand for any communication activity and promotion, and promote the Club around the world through its relationship network with football operators and finance partners in the United States. We will not intervene or assume responsibility over the sports management of the Club and all of the Club’s sporting activity will remain under the exclusive control of Tchumene FC. The Company will pay Tchumene FC €25,000, of which €15,000 was paid upon signing the Contract and €10,000 will be paid by the middle of the 2023 football season. Additionally, if the Contract is renewed automatically for an additional annual term as described below, the Company will pay €25,000 in one lump sum within thirty days of such renewal of the Contract for the following football season. We will decide the shirt sponsor of the Club’s football shirts. If the sponsor is an Italian company that already works with us, part of the sponsorship revenue may be allocated to Tchumene FC; however, if the sponsor is from Mozambique, we will negotiate with Tchumene FC the division of the sponsorship revenue in accordance with market standards.

The Contract will automatically renew for each subsequent football season in which Tchumene FC plays in the Mozambique second division, unless terminated at the end of any football season by either party upon 30 days’ notice or upon a breach of contract with 30 days’ notice. If Tchumene FC enters Mozambique football’s first division, the Contract will be terminated with the intent to renegotiate the terms to include greater commitments between the parties.

The Contract also provides that no exclusivity obligations arise under it, and that we may sign similar sponsorship, franchise or other agreements with any company operating in the sports industry.

(iv)	Entry into a Share Purchase Agreement with Fudbalski Klub Akademija Pandev

On April 28, 2023, we entered into an agreement for the purchase and sale of outstanding common shares (the “Share Purchase Agreement”) with Fudbalski Klub Akademija Pandev, a joint stock company organized under the laws of North Macedonia (“FKAP”), and its sole equity holder, Goran Pandev, our director (the “FKAP Owner”), relating to the acquisition of FKAP by the Company.

Pursuant to the Share Purchase Agreement, the Company acquired from the FKAP Owner 2,250 common shares of FKAP, constituting 90% of the outstanding common shares of FKAP, and the Company paid the FKAP Owner EUR600,000 upon the signing of the Share Purchase Agreement. Additionally, for a period of ten years beginning with December 31, 2023, and following each year thereafter until December 31, 2033, the Company shall issue to the FKAP Owner a number of restricted Class B Ordinary Shares of the Company equal to the quotient of the Applicable Net Income Amount (as defined below) divided by the VWAP Per Share (as defined below). For purposes of the Share Purchase Agreement, the “Applicable Net Income Amount” shall be equal to the sum of (i) 15% of the net income actually received by FKAP from players’ transfer market fees received during the applicable year; plus (ii) 15% of the net income actually received by FKAP from Union of European Football Associations prize money paid for access to European qualifying rounds (not including group stages, and only including such rounds) during the applicable year; and “VWAP Per Share” means the average of the daily Volume-Weighted Average Price per share of the Class B Ordinary Shares for each of the ten consecutive trading days beginning on the trading day immediately prior to the measurement date.

The Share Purchase Agreement may be terminated, amended, supplemented, waived or modified only by written instrument signed by the party against which the enforcement of the termination, amendment, supplement, waiver or modification is sought. The Share Purchase Agreement contains customary covenants including as to due diligence, representation and warranties, and indemnification.